Equity (Details) - Schedule of Capital (Number of Shares) - shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Equity (Details) - Schedule of Capital (Number of Shares) [Line Items]
Total shares of paid-up capital	102,377,008	102,377,008
Total shares of paid-up capital, percentage	100.00%	100.00%
Total outstanding shares	61,016,101	59,244,226
Cresud [Member]
Equity (Details) - Schedule of Capital (Number of Shares) [Line Items]
Total shares of paid-up capital	37,480,425	39,159,930
Total shares of paid-up capital, percentage	36.60%	38.30%
Charles River Capital [Member]
Equity (Details) - Schedule of Capital (Number of Shares) [Line Items]
Total shares of paid-up capital	7,767,653	7,829,726
Total shares of paid-up capital, percentage	7.60%	7.60%
Elie Horn [Member]
Equity (Details) - Schedule of Capital (Number of Shares) [Line Items]
Total shares of paid-up capital	5,998,269	6,098,269
Total shares of paid-up capital, percentage	5.90%	6.00%
Officers [Member]
Equity (Details) - Schedule of Capital (Number of Shares) [Line Items]
Total shares of paid-up capital	309,303	439,353
Total shares of paid-up capital, percentage	0.30%	0.40%
Treasury [Member]
Equity (Details) - Schedule of Capital (Number of Shares) [Line Items]
Total shares of paid-up capital	3,571,179	3,533,499
Total shares of paid-up capital, percentage	3.50%	3.50%
Other [Member]
Equity (Details) - Schedule of Capital (Number of Shares) [Line Items]
Total shares of paid-up capital	47,250,179	45,316,231
Total shares of paid-up capital, percentage	46.20%	44.30%